INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
INCOME TAXES
Schedule of Deferred Tax
	2020	2019
Net operating loss	$531,243	$416,916
Valuation allowance	(531,243)	(416,916)
Net deferred tax asset	$-	$-

	2019	2018
Net operating loss	$416,916	$399,821
Valuation allowance	(416,916)	(399,821)
Net deferred tax asset	$-	$-